Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Asset's Expected Useful Life

Depreciation is calculated on a straight-line basis from the following assessment of an asset’s expected useful life:

Process plant and machinery	5 - 10 years
Other fixtures and fittings, tools and equipment	3 - 5 years
Leasehold improvements	3 - 5 years